Annual Fund Operating Expenses - Short Duration Preferred and Income Fund	Apr. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2028
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.35%	[1]
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.10%	[1],[2]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.95%	[1],[2]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.75%	[2]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.60%	[2]
F
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.75%	[2]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.60%	[2]
I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%	[3]
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.82%	[2]
Fee Waiver or Reimbursement	(0.22%)	[2]
Net Expenses (as a percentage of Assets)	0.60%	[2]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	1.25%	[2]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	1.10%	[2]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.75%	[2]
Fee Waiver or Reimbursement	(0.15%)	[2]
Net Expenses (as a percentage of Assets)	0.60%	[2]

[1]	The distribution and service (12b-1) fees have been restated to reflect the maximum amount that may be paid by Class A shares. As a result, the total annual fund operating expenses do not correspond to the ratio of expenses in the Fund's most recent annual financial statements. Actual amounts could be less.
[2]	Cohen & Steers Capital Management, Inc., the Fund’s investment advisor (the “Advisor”), has contractually agreed to waive its fee and/or reimburse expenses through June 30, 2028 so that the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, taxes and, upon approval by the Fund's Board of Directors, extraordinary expenses) do not exceed 0.95% for Class A shares, 1.60% for Class C shares, 0.60% for Class F shares, 0.60% for Class I shares, 1.10% for Class R shares and 0.60% for Class Z shares. This contractual agreement can only be amended or terminated by agreement of the Fund’s Board of Directors and the Advisor and will terminate automatically in the event of termination of the investment advisory agreement between the Advisor and the Fund.
[3]	The shareholder service fee for Class I shares is estimated for the current year. The maximum shareholder service fee for Class I shares is 0.10%.